FINANCIAL RISK MANAGEMENT, Foreign Exchange Risk (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign exchange risk [Abstract]
Pretax loss	$ 43,625,948	$ 153,769,841	$ 204,230,976
Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of funds denominated in US dollars to mitigate foreign exchange risk	91.00%
Percentage appreciation (depreciation) of US Dollar against Argentine Peso	10.00%
Pretax loss	$ (6,378,820)	$ (6,152,241)
U.S. Dollars [Member] | Liquids Production and Commercialization [Member] | Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	87.00%	87.00%	87.00%
Argentine Pesos [Member] | Liquids Production and Commercialization [Member] | Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	35.00%	35.00%	37.00%
Percentage of operating cost	81.00%	83.00%	81.00%